Other Comprehensive Loss - Reclassifications (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 3,000,000	$ 5,000,000
Total before tax	(2,000,000)	(15,000,000)
Income tax expense	0	(5,000,000)
Total reclassifications for the period, net of tax	(2,000,000)	(20,000,000)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax expense	0	0
Total reclassifications for the period, net of tax	1,000,000	3,000,000
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments net of tax
Reclassification from accumulated other comprehensive loss
Total before tax	1,000,000	3,000,000
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	1,000,000	3,000,000
Reclassification out of Accumulated Other Comprehensive Income | Prior service credit
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 0	$ 0